Lincoln National Corporation 150 N. Radnor Chester Road Radnor, PA 19087-5221 www.LincolnFinancial.com
Phone: 484-583-8711
Email: Sam.Goldstein@lfg.com
VIA EDGAR
April 30, 2026
David Orlic, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Brodskya@SEC.GOV
RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust” or “Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	277

Dear Mr. Orlic:
Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that, i) the forms of Prospectus and Statement of Additional Information for the Registrant have not differed from that contained in the Registrant’s Post-Effective Amendment No. 277 (“PEA 277”) to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically on April 30, 2026.
If you have any questions concerning PEA 277, please contact me at the above-referenced email or phone number if you need to discuss this matter.
Sincerely,
/s/Samuel K. Goldstein Samuel K. Goldstein, Esq. Chief Counsel - Funds Management
cc:  Paul T. Chryssikos, Chief Counsel